Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Summary of Right of Use Assets, Net

	Real Estate	Transportation and Storage Assets (1)	Refining Assets	Other Assets (2)	Total
COST
As at December 31, 2022	599	1,840	174	74	2,687
Acquisitions (Note 5) (3)	1	24	8	—	33
Additions	1	56	—	—	57
Divestitures (Note 5) (3)	—	—	(19)	—	(19)
Exchange Rate Movements and Other	(13)	44	(2)	(4)	25
As at December 31, 2023	588	1,964	161	70	2,783
Additions	2	317	—	51	370
Exchange Rate Movements and Other	2	111	17	4	134
As at December 31, 2024	592	2,392	178	125	3,287

ACCUMULATED DEPRECIATION
As at December 31, 2022	127	645	58	12	842
Depreciation	36	223	22	12	293
Divestitures (Note 5) (3)	—	—	(12)	—	(12)
Exchange Rate Movements and Other	(7)	(5)	(3)	(5)	(20)
As at December 31, 2023	156	863	65	19	1,103
Depreciation	35	198	21	37	291
Exchange Rate Movements and Other	2	(62)	8	(5)	(57)
As at December 31, 2024	193	999	94	51	1,337

CARRYING VALUE
As at December 31, 2023	432	1,101	96	51	1,680
As at December 31, 2024	399	1,393	84	74	1,950
(1)Includes a pipeline, storage tanks, railcars, vessels, barges, a natural gas processing plant and caverns.
(2)Includes assets in the commercial fuels business, fleet vehicles, camps and other equipment.
(3)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s ROU assets was $7 million.

Summary of Lease Liabilities

	2024	2023
Lease Liabilities, Beginning of Year	2,658	2,836
Acquisitions (Note 5) (1)	—	33
Additions	363	57
Interest Expense (Note 7)	162	161
Lease Payments	(461)	(449)
Divestitures (Note 5) (1)	—	(11)
Exchange Rate Movements and Other	205	31
Lease Liabilities, End of Year	2,927	2,658
Less: Current Portion	359	299
Long-Term Portion	2,568	2,359
(1)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s lease liabilities was $11 million.